Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results (Unaudited) [Abstract]
Quarterly Results (Unaudited)

Note 14 - Quarterly Results (Unaudited)

Presented below is a summary of the unaudited quarterly financial information for the year ended December 31, 2011 and the period from December 2, 2010 (date of inception) to December 31, 2010 (in thousands, except share and per share amounts):

	Period from December 2, 2010 (Date of Inception) to December 31, 2010	Quarters Ended
		March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Revenues	$-	$-	$-	$576	$2,599
Net loss from continuing operations attributable to stockholders	$-	$(16)	$-	$(626)	$(1,117)
Loss from discontinued operations attributable to stockholders	$-	$-	$-	$(8)	$(808)
Weighted average shares outstanding	1,000	1,000	1,000	1,515,710	6,596,908
Basic and diluted loss per share from continuing operations attributable to stockholders	$-	$(16.00)	$-	$(0.41)	$(0.17)
Basic and diluted loss per share attributable to stockholders	$-	$(16.00)	$-	$(0.42)	$(0.29)